PROPERTY, PLANT AND EQUIPMENT - Schedule of property, plant and equipment and leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 13,222	$ 12,226
Investments	1,376	10,739
Divestments	(6,799)	(5,600)
Impairment	(517)
Depreciation charges	(2,635)	(3,225)
Depreciation of disinvestment	6,445	60
Movement	(2,830)	996
Property, plant and equipment at end of period	10,392	13,222
At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	30,558	27,744
Internal transfer	0	0
Transfer to software	0	(175)
Currency translation	(1,702)	(2,150)
Property, plant and equipment at end of period	22,916	30,558
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(17,336)	(15,518)
Internal transfer	0	0
Transfer to software	0	78
Currency translation	1,002	1,269
Property, plant and equipment at end of period	(12,524)	(17,336)
Land and land improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	31	33
Investments	0	0
Divestments	(29)	0
Impairment	0
Depreciation charges	0	0
Depreciation of disinvestment	0	0
Movement	(31)	(2)
Property, plant and equipment at end of period	0	31
Land and land improvements | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	31	33
Internal transfer	0	0
Transfer to software	0	0
Currency translation	(2)	(2)
Property, plant and equipment at end of period	0	31
Land and land improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Internal transfer	0	0
Transfer to software	0	0
Currency translation	0	0
Property, plant and equipment at end of period	0	0
Operational facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,361	3,140
Investments	54	27
Divestments	(214)	(2)
Impairment	(72)
Depreciation charges	(403)	(455)
Depreciation of disinvestment	214	2
Movement	(568)	(779)
Property, plant and equipment at end of period	1,793	2,361
Operational facilities | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,200	6,170
Internal transfer	0	(544)
Transfer to software	0	0
Currency translation	(309)	(451)
Property, plant and equipment at end of period	4,659	5,200
Operational facilities | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,839)	(3,030)
Internal transfer	0	408
Transfer to software	0	0
Currency translation	162	236
Property, plant and equipment at end of period	(2,866)	(2,839)
Leasehold Improvement
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,671	300
Investments	15	457
Divestments	(107)	0
Impairment	(55)
Depreciation charges	(294)	(86)
Depreciation of disinvestment	107	0
Movement	(497)	3,371
Property, plant and equipment at end of period	3,174	3,671
Leasehold Improvement | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,706	2,476
Internal transfer	42	3,097
Transfer to software	0	0
Currency translation	(319)	(324)
Property, plant and equipment at end of period	5,282	5,706
Leasehold Improvement | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,035)	(2,176)
Internal transfer	0	61
Transfer to software	0	0
Currency translation	114	166
Property, plant and equipment at end of period	(2,108)	(2,035)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,268	1,216
Investments	797	1,206
Divestments	(6,422)	(20)
Impairment	(377)
Depreciation charges	(1,116)	(2,004)
Depreciation of disinvestment	6,097	4
Movement	(905)	3,052
Property, plant and equipment at end of period	3,363	4,268
Machinery and equipment | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	14,840	6,591
Internal transfer	380	7,977
Transfer to software	0	0
Currency translation	(940)	(914)
Property, plant and equipment at end of period	8,278	14,840
Machinery and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,572)	(5,375)
Internal transfer	0	(3,871)
Transfer to software	0	0
Currency translation	676	674
Property, plant and equipment at end of period	(4,915)	(10,572)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,268	4,665
Investments	504	952
Divestments	(27)	(131)
Impairment	(13)
Depreciation charges	(822)	(680)
Depreciation of disinvestment	27	54
Movement	(212)	(2,397)
Property, plant and equipment at end of period	2,056	2,268
Other | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,158	9,602
Internal transfer	170	(5,743)
Transfer to software	0	(175)
Currency translation	(101)	(347)
Property, plant and equipment at end of period	4,691	4,158
Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,890)	(4,937)
Internal transfer	0	3,402
Transfer to software	0	78
Currency translation	50	193
Property, plant and equipment at end of period	(2,635)	(1,890)
Asset under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	623	2,872
Investments	6	8,097
Divestments	0	(5,447)
Impairment	0
Depreciation charges	0	0
Depreciation of disinvestment	0	0
Movement	(617)	(2,249)
Property, plant and equipment at end of period	6	623
Asset under construction | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	623	2,872
Internal transfer	(592)	(4,787)
Transfer to software	0	0
Currency translation	(31)	(112)
Property, plant and equipment at end of period	6	623
Asset under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Internal transfer	0	0
Transfer to software	0	0
Currency translation	0	0
Property, plant and equipment at end of period	$ 0	$ 0